TRIDAN CORP.
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                                          P.O. Box 634, New City, New York 10956
                                                                  (212) 239-0515



                            NOTICE OF ADDRESS CHANGES


                                       FOR

                                  TRIDAN CORP.
                                       AND
                  TRIDAN CORP. EMPLOYEES' STOCK OWNERSHIP TRUST


                              EFFECTIVE IMMEDIATELY


   TRIDAN CORP. AND TRIDAN CORP. EMPLOYEES' STOCK OWNERSHIP TRUST HAVE CHANGED
                     THEIR MAILING ADRESS TO THE FOLLOWING:


                                  P.O. BOX 634
                               NEW CITY, NY 10956


                      PLEASE SEND ALL FUTURE CORRESPONDENCE
                              TO THE ABOVE ADDRESS



                ADDITIONALLY, THE CORPORATE OFFICES HAVE MOVED TO

                               51 EAST 42ND STREET
                                   17TH FLOOR
                              NEW YORK, N.Y. 10017